Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from operating activities
Net income / (loss)	$ 0.8	$ (165.3)	$ (6.6)	$ (216.6)
Adjustments to reconcile net income / (loss) to net cash provided by / (used in) operating activities:
Non-cash compensation expense related to stock based employee and directors' compensation	1.3	0.2	2.6	0.5
Depreciation of non-current assets	28.0	29.5	56.2	59.0
Impairment of non-current assets	0.0	124.4	0.0	124.4	$ 124.4
Amortization of deferred mobilization and contract preparation costs	11.2	10.2	24.8	16.8
Amortization of deferred mobilization, demobilization and other revenue	(15.1)	(4.1)	(30.5)	(6.5)
Gain on disposal of assets	(0.2)	(0.7)	(0.3)	(0.7)
Amortization of deferred finance charges	3.2	1.6	5.0	3.2
Bank commitment, guarantee and other fees	0.3	0.0	0.3	0.0
Effective interest rate adjustments	(1.5)	2.8	(3.2)	5.9
(Income) / loss from equity method investments	(3.9)	1.1	(6.3)	0.0
Deferred income tax	0.9	1.1	0.8	1.0
Change in assets and liabilities:
Amounts due to/from related parties	(9.6)	(7.4)	(16.2)	(18.5)
Accrued expenses	0.1	24.8	(1.6)	85.6
Accrued interest	(22.0)	(3.1)	(7.5)	(47.2)
Other current and non-current assets	(13.5)	(38.7)	(31.8)	(68.9)
Other current and non-current liabilities	22.4	15.1	8.5	38.8
Net cash provided by / (used in) operating activities	2.4	(8.5)	(5.8)	(23.2)
Cash flows from investing activities
Purchase of property, plant and equipment	(0.7)	(0.4)	(0.9)	(0.4)
Proceeds from sale of fixed assets	0.0	0.7	0.0	0.7
Repayment of loan from equity method investments	9.8	0.0	9.8	0.0
Additions to jack-up drilling rigs	(25.0)	(15.9)	(53.8)	(23.0)
Net cash used in investing activities	(15.9)	(15.6)	(44.9)	(22.7)
Cash flows from financing activities
Proceeds from share issuance, net of issuance cost	0.0	3.6	0.0	37.7
Repayment of debt	(186.4)	0.0	(400.3)	0.0
Debt proceeds, net of issuance costs	25.0	0.0	416.3	0.0
Net cash (used in) / provided by financing activities	(161.4)	3.6	16.0	37.7
Net decrease in cash, cash equivalents and restricted cash	(174.9)	(20.5)	(34.7)	(8.2)
Cash, cash equivalents and restricted cash at the beginning of the period	258.7	58.3	118.5	46.0	46.0
Cash, cash equivalents and restricted cash at the end of the period	83.8	37.8	83.8	37.8	118.5
Supplementary disclosure of cash flow information
Interest paid	(67.1)	(15.0)	(96.6)	(22.1)
Income taxes paid	(7.9)	(5.0)	(17.9)	(6.6)
Cash and cash equivalents	83.8		83.8		108.0
Restricted cash	0.0		0.0		2.5
Non-current restricted cash	0.0		0.0		8.0
Total cash and cash equivalents and restricted cash	$ 83.8	$ 37.8	$ 83.8	$ 37.8	$ 118.5